Saving Accounts and Time Deposits (Details) $ in Thousands, $ in Millions	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CLP ($)	Dec. 31, 2016 CLP ($)
Saving Accounts and Time Deposits
Time deposits		$ 9,743,968	$ 10,277,292
Term savings accounts		214,120	208,435
Other term balances payable		109,690	67,174
Total	$ 16,358,933	$ 10,067,778	$ 10,552,901